INDEBTEDNESS - Maturities of Long-Term Debt Payable (Details) $ in Millions	Dec. 31, 2015 USD ($)
Maturities of Long-term Debt and Capital Lease Obligations [Abstract]
2016	$ 10.3
2017	620.6
2018	24.4
2019	20.4
2020	$ 330.4